Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions are eliminated upon consolidation.

Use of estimates

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, assessment of expected credit losses for accounts receivable, compensation receivable for consumption tax, current and non-current prepaid expenses and other assets, valuation of inventories, useful lives of property and equipment and the recoverability of long-lived assets, provision necessary for contingent liabilities, inputs used in the calculation of the asset retirement obligation, and implicit interest rate of operating leases and financing leases. Actual results could differ from those estimates.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains bank accounts in Japan, Hong Kong, mainland China, Malaysia, the United States, and Canada. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of March 31, 2025 and 2024, the Company did not have any cash equivalents.

Receivables and credit losses

Receivables and credit losses

On April 1, 2023, the Company adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses (“Topic 326”), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss impairment methodology with an expected loss methodology that is referred to as the current expected credit loss methodology. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial statements.

The Company’s account receivables, compensation receivable for consumption tax and other receivable included in current and non-current prepaid expenses and other assets are within the scope of Topic 326. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the receivables, credit-worthiness of the customers and other debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and other debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in selling, general, and administrative expenses in the consolidated statements of operations and comprehensive income (loss). After all attempts to collect a receivable have failed, the receivable is written off against the allowance. Account receivables, compensation receivable for consumption tax, and other receivable is recognized and carried at original amount less an allowance for credit losses, as necessary. As of March 31, 2025 and 2024, allowance for credit losses for accounts receivable amounted to $1,040,434 and $1,244,662, respectively, allowance for credit losses for other receivables amounted to $14,974 and $728,554, respectively, and allowance for credit losses for compensation receivable for consumption tax amounted to $93,103 and $99,526, respectively.

Leases

Leases

The Company accounts for lease in accordance with ASC No.842, Lease (“Topic 842”). The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company leases retail store facilities and distribution centers, which are classified as operating leases and leases certain software and equipment and furniture as finance lease in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current, and operating lease liabilities, non-current, and finance leases are included in property and equipment, finance lease liabilities, current, and finance lease liabilities, non-current in the consolidated balance sheet.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The operating lease right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets during the fiscal years ended March 31, 2025, 2024, and 2023.

The Company has elected the short-term lease exception, and therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less.

Equity investment

Equity investment

An investment in which the Company has the ability to exercise significant influence, but does not have a controlling interest, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors, voting rights, and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Company did not record impairment losses on its equity method investment during the fiscal years ended March 31, 2025, 2024, and 2023. When the equity investment is sold, any gain or loss resulting from difference between the transaction price and carry value of the equity investment is recognized in the consolidated statements of operations and comprehensive income (loss).

Common control transactions

Common control transactions

In business combinations under common control, the assets and liabilities acquired are measured at the historical amounts of the acquirees in the consolidated financial statements of acquirer on the acquisition date. The difference between the carrying amounts of the net assets acquired and the consideration paid is adjusted to the equity account of the acquirer. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence since the beginning of the earliest year presented, with financial data of previously separate entities consolidated. The subsequent adjustment of contingent consideration after the acquisition date is also accounted for as an equity transaction.

Compensation receivable for consumption tax

Compensation receivable for consumption tax

Compensation receivable for consumption tax pertains to damages the Company claimed from certain suppliers as well as customers. Compensation receivable for consumption tax is recognized and carried at original amount in the agreements less an allowance for credit losses. As of March 31, 2025 and 2024, allowance for credit losses for compensation receivable for consumption tax amounted to $93,103 and $99,526, respectively.

Merchandise inventories

Merchandise inventories

Merchandise inventories are stated at the lower of cost or net realizable value, on a weighted average basis. Costs include mainly the cost of merchandise inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to sell products. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in merchandise costs in the consolidated statements of operations and comprehensive income (loss). The Company periodically evaluates merchandise inventories for their net realizable value adjustments, and reduces the carrying value of those merchandise inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and expiration dates, as applicable, taking into consideration historical and expected future product sales. As of March 31, 2025 and 2024, merchandise inventories write-down was $132,904 and $69,700, respectively.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Except for assets that are not subject to depreciation, such as land and construction in progress, depreciation and amortization of property and equipment are mainly provided using the straight-line method or declining balance method, which allocates an asset’s cost over the periods during which the Company benefits from the use of the asset. The expected economic useful lives of the Company’s assets are as follows:

Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Land has infinite useful life and is not subjected to amortization. Management reviews for impairment accordance with the accounting policy stated under impairment of long-lived assets.

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in other income or expenses.

Asset retirement obligations

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the long-lived assets. The Company’s asset retirement obligations are primarily related to leasehold improvement of its retail stores leases, that, at the end of the leases, are required to be returned to the landlords in their original condition. As of March 31, 2025 and 2024, the balance of asset retirement obligations included in other non-current liabilities was $597,965 and $773,802, respectively, and will be subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the leasehold improvements and are depreciated over the shorter of the estimated useful life of the asset or the term of the lease subsequent to the initial measurement. Due to the time over which these obligations could be settled and the judgment used to determine the liability, the ultimate obligation may differ from the estimate. Upon settlement, any difference between actual cost and the estimate is recognized as a gain or loss in that period.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets, including property and equipment, operating lease right-of-use assets and long-term prepaid expenses and non-current assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Given no events or changes in circumstances indicating the carrying amount of long-lived assets may not be recovered through the related future net cash flows, the Company recognized an impairment loss of $143,621, $nil, and $nil on long-lived assets for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

Revenue recognition

Revenue recognition

The Company accounts for revenue in accordance with ASC 606. ASC 606 requires the use of a five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Under ASC 606, revenue is recognized when control of promised goods is transferred or service is rendered to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services, and it is probable that the Company will collect the consideration. Control is the ability to direct the use of, and obtain substantially all of the remaining benefits from, the specified goods and services.

The Company currently generates its revenue through retail and wholesale of Japanese beauty and health products, luxury and electronic products, collectible cards and trendy toys, as well as sundry and other products and services, through a multi-channel distribution network. Currently, the Company sells its products and renders its services through: (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. For domestic sales in Japan, Hong Kong, the United States, and Canada, revenue is recognized at the point of sales or delivery of the related products and control is transferred. For international sales, the Company sells goods under Free on Board shipping point term, and revenue is recognized when products are loaded on the ships and control is deemed as transferred. The Company’s service revenue primarily consists advertising services of KOLs for its customers. The Company produces short videos with online celebrities to promote the brands of its customers on social media platforms, such as TikTok and Kuaishou. Since December 2023, the Company has only provided supporting services to the online celebrities. Revenue from these services is recognized at a point in time when the service is rendered by the Company. Revenue amount represents the invoiced value, net of consumption tax.

For online stores, the Company generally offers a seven-day product return policy for products sold in the Company’s online store in mainland China, and an eight-day product return policy for products sold in the Company’s online store in Japan, as long as the products are undamaged, in their original condition, and can be resold. For products sold in the Company’s physical stores, the Company offers a seven-day product return policy for products sold in the Company’s physical stores in Japan and Hong Kong; a fifteen-day and thirty-day product return policy for products sold in the Company’s physical stores in the United States and Canada, as long as the products are undamaged, in their original condition, and can be resold. Historically, customer returns were immaterial. Therefore, the Company did not provide any sales return allowances for the fiscal years ended March 31, 2025, 2024, and 2023.

The Company enters into franchise agreements with franchisees in Japan under which the franchisee is granted a revocable license and non-exclusive right to use the Company’s trademarks and stores. The Company requires an entire non-refundable initial franchise fee of ¥3.0 million (approximately $20,000) to be paid upon execution of a franchise agreement, which typically has an initial term of three years and automatically renew for successive one-year terms, unless either party sends a written non-renewal notice no later than two months prior to the expiration of the then current term. Initial franchise fees are recognized on a straight-line basis over the term of the franchise agreement. In addition, the Company is also entitled to continuing franchise fees (royalties), equal to 5% of the monthly gross sales of the franchise store, and royalties are recognized as revenue based on the monthly royalty earned. Franchise fees from the franchisees were included in revenue from franchise stores and wholesale customers, and were immaterial for the fiscal years ended March 31, 2025, 2024, and 2023.

The Company is the principal for its transactions and recognizes revenue on a gross basis. The Company is the principal when it has control of the merchandise before it is transferred to customers, which generally is established when the Company is primarily responsible for merchandising decisions, maintains the relationship with customer, including assurance of member service and satisfaction, and has pricing discretion.

In directly-operated physical stores, customers can enroll in the Company’s rewards program, which is primarily a spending-based rewards program, and get a rewards card. Members of the rewards program usually earn three membership points for each ¥100 spent, and one membership point for each HK$1, US$1, and CAD$1 spent in the Company’s directly-operated physical stores in Japan, Hong Kong, the United States, and Canada, respectively. Subsequently, one membership point can be used as ¥1 at the Company’s directly-operated physical stores in Japan when making payment, and 250 membership points can be used as HK$1 at the Company’s directly-operated physical stores in Hong Kong when making payment; membership point can be used to redeem products at the Company’s directly-operated physical stores in the United States and Canada. The membership points are valid for one year and ten years starting from the last use of the rewards card in directly-operated physical stores in Japan and Hong Kong, respectively. There is no expiration date for membership points earned at directly-operated physical stores in the United States and Canada, respectively. The Company initially accounts for these membership points as a reduction in sales based on the estimated monetary value of the membership points with the corresponding liability classified as deferred revenue in the consolidated balance sheets. When a customer redeems earned membership points at its stores, the Company recognizes revenue and reduces the deferred revenue. Unused membership points are recognized as breakage, which is recorded as revenue in the consolidated statements of operations and comprehensive income (loss). Membership point breakage was immaterial for the fiscal years ended March 31, 2025, 2024, and 2023.

Contract balances and remaining performance obligations

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs. The Company did not have contract assets as of March 31, 2025 and 2024. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $8,027,153 and $55,093 as of March 31, 2025 and 2024, respectively, consist primarily of revenue for amount received in advance from the Company’s wholesale customers and unredeemed membership points. These amounts represent the Company’s unsatisfied performance obligations as of the balance sheet dates. The amount of revenue recognized in the fiscal years ended March 31, 2025, 2024, and 2023 that was included in the opening deferred revenue was $44,907, $82,017 and $94,386, respectively. As of March 31, 2025, the amount received in advance from wholesale customers and unredeemed membership points was $8,027,153. The Company expects to recognize revenue when products are delivered to the wholesale customers or when customers redeem their membership points, which is expected to occur within one year.

Disaggregation of revenue

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenue for the fiscal years ended March 31, 2025, 2024, and 2023 is as following:

Revenue by geographic areas

The summary of the Company’s total revenue by geographic areas for the fiscal years ended March 31, 2025, 2024, and 2023 was as follows

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Japan domestic market	$62,190,446	$57,381,922	$72,190,276
Hong Kong market	104,685,311	100,982,052	40,960,511
The United States market	19,515,109	17,193,899	8,808,766
Other overseas markets	23,728,372	20,123,442	47,764,793
Total revenue	$210,119,238	$195,681,315	$169,724,346

Revenue by product categories

The summary of the Company’s total revenue by product categories for the fiscal years ended March 31, 2025, 2024, and 2023 was as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Beauty products	$81,374,101	$50,114,893	$128,781,665
Health products	6,869,364	4,931,671	18,701,204
Sundry products	20,275,598	6,083,770	11,033,924
Luxury products	35,357,960	90,189,723	-
Electronic products	47,969,875	34,901,681	-
Collectible cards and trendy toys	11,408,517	-	-
Other products and services (1)	6,863,823	9,459,577	11,207,553
Total revenue	$210,119,238	$195,681,315	$169,724,346
(1)	Other products and services include primarily trading cards and food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs as well as supporting services to the online celebrities.

Revenue by distribution channels

The summary of the Company’s total revenue by distribution channels for the fiscal years ended March 31, 2025, 2024, and 2023 was as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Directly-operated physical stores	$17,105,488	$14,951,952	$11,606,180
Online stores and services	7,493,259	10,705,449	20,700,011
Franchise stores and wholesale customers	185,520,491	170,023,914	137,418,155
Total revenue	$210,119,238	$195,681,315	$169,724,346

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, due from related parties, current portion of compensation receivable for consumption tax, prepaid expenses and other current assets, short-term borrowings, current portion of long-term borrowings, accounts payable, due to related parties, deferred revenue, taxes payable, and other payables and other current liabilities, approximate the fair value of the respective assets and liabilities as of March 31, 2025 and 2024 based upon the short-term nature of the assets and liabilities.

Foreign currency translation

Foreign currency translation

The Company maintains its books and records in its local currency, Japanese yen (“YEN” or “¥”), which is a functional currency as being the primary currency of the economic environment in which its operation is conducted. The Company’s subsidiaries in Hong Kong, the PRC, Malaysia, the United States and Canada use their respective currencies Hong Kong Dollar (“HK$”), Chinese Yuan (“RMB”), Malaysia Ringgit (“MYR”), United States Dollars (“USD”) and Canadian dollar (“CAD”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations and comprehensive income (loss).

The reporting currency of the Company is the United States Dollars (“US$” or “$”) and the accompanying consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translation of Financial Statement,” assets and liabilities of the Company are translated into US$, using the exchange rate on the balance sheet date. Revenue and expenses are translated at the average rates prevailing during the period. Shareholders’ equity is translated at the historical exchange rate at the time of transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2025		March 31, 2024		March 31, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.00666	¥1=US$0.00657	¥1=US$0.00661	¥1=US$0.00692	¥1=US$0.00752	¥1=US$0.00740
US$ against HK$	HK$1=US$0.12856	HK$1=US$0.12833	HK$1=US$0.12778	HK$1=US$0.12780	HK$1=US$0.12739	HK$1=US$0.12757
US$ against RMB	RMB1=US$0.13769	RMB1=US$0.13858	RMB1=US$0.13850	RMB1=US$0.13953	RMB1=US$0.14560	RMB1=US$0.14607
US$ against MYR	MYR1=US$0.22540	MYR1=US$0.22226	MYR1=US$0.21175	MYR1=US$0.21548	MYR1=US$0.22659	MYR1=US$0.22499
US$ against CAD	CAD1=US$0.70018	CAD1=US$0.71899	CAD1=US$0.73855	CAD1=US$0.74162	-	-

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred. No significant penalties or interest relating to income taxes were incurred during the fiscal years ended March 31, 2025, 2024, and 2023, and there was no uncertain tax provision as of March 31, 2025 and 2024.

The Company’s operating entities in Japan are subject to the income tax laws of Japan. As of March 31, 2025, the tax years ended March 31, 2023 through March 31, 2025 for the Company’s operating entities in Japan remain open for statutory examination by the Japanese tax authorities.

The Company’s subsidiary in Hong Kong is subject to profit taxes in Hong Kong. As of March 31, 2025, the tax years ended since the year of incorporation through March 31, 2025 for the Company’s subsidiary in Hong Kong remain open for statutory examination by the Hong Kong taxing jurisdictions.

The Company’s subsidiary in mainland China is subject to the income tax laws of the PRC. As of March 31, 2025, the tax years ended since the year of incorporation through December 31, 2024 for the Company’s PRC subsidiary remain open for statutory examination by PRC tax authorities.

The Company’s subsidiary in Malaysia is subject to the income tax laws of Malaysia. As of March 31, 2025, all of the tax returns of the Company’s Malaysian subsidiary remain open for statutory examination by relevant tax authorities.

The Company’s subsidiaries in the United States are subject to the tax law of the United States. As of March 31, 2025, the tax years ended since the year of incorporation through December 31, 2024 for the Company’s subsidiaries in United States remain open for statutory examination by United States tax authorities.

The Company’s subsidiary in Canada is subject to the tax law of Canada. As of March 31, 2025, the tax years ended since the year of incorporation through March 31, 2025 for the Company’s subsidiary in Canada remain open for statutory examination by Canadian tax authorities.

Consumption tax

Consumption tax

The Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax.

Sales and leaseback

Sales and leaseback

The Company enters into sale and leaseback transactions, pursuant to which the Company sells the property to a third party and agrees to lease the property back for a certain period of time. To determine whether the transfer of the property should be accounted for as a sale, the Company evaluates whether it has transferred control to the third party in accordance with the revenue recognition guidance set forth in ASC 606. If the transfer of the asset is deemed to be a sale at market terms, the Company recognizes the transaction price for the sale based on the cash proceeds received, derecognizes the carrying amount of the underlying asset and recognizes a gain or loss in the consolidated statements of operations and comprehensive income (loss) in other income or expenses for any difference between the carrying value of the asset and the transaction price. The Company then accounts for the leaseback in accordance with its lease accounting policy.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The following table sets forth the computation of basic and diluted earnings per share for the fiscal years ended March 31, 2025, 2024, and 2023:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Numerator:
Net income (loss) – basic	$6,638,488	$7,478,936	$(8,048,822)
Add: change in fair value of warrants liabilities	2,050,211	-	-
Net income (loss) for the year - diluted	$8,688,699	$7,478,936	$(8,048,822)

Denominator:
Weighted average shares outstanding - basic	42,242,610	37,264,162	36,250,054
Add: effect of dilutive securities	2,635,578	-	-
Weighted average shares outstanding - diluted	44,878,189	37,264,162	36,250,054

Earnings (loss) per share - basic	$0.16	$0.20	$(0.22)
Earnings (loss) per share - diluted	$0.19	$0.20	$(0.22)

Shipping and handling cost

Shipping and handling cost

All shipping and handling costs are expensed as incurred and included in selling, general, and administrative expenses in the consolidated statements of operations and comprehensive income (loss). Total shipping and handling expenses were $1,833,788, $1,793,286, and $5,863,482 for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

Advertising expenses

Advertising expenses

Advertising costs are expensed as incurred and included in selling, general, and administrative expenses in the consolidated statements of operations and comprehensive income (loss). Advertising expenses amounted to $112,698, $301,681, and $748,363 for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from the translation of the financial statements expressed in YEN, HK$, RMB, MYR, and CAD to US$ is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

Related parties and transactions

Related parties and transactions

The Company identifies related parties, and accounts for and discloses related party transactions in accordance with ASC 850, “Related Party Disclosures,” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Segment reporting

Segment reporting

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU commencing April 1, 2024 retrospectively to all periods presented in the consolidated financial statement and the adoption of the ASU does not have a material effect on its consolidated financial statements.

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s CODM. The Company’s CODM has been identified as the Chief Executive Officer (“CEO”) who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. Management has determined that the Company has three operating segments, which are (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. The Company’s CODM uses consolidated net income (loss) as the measures of segment profit or loss (see Note 17).

Risks and uncertainties

Risks and uncertainties

Political and economic risk

The directly-operated physical stores of the Company are located in Japan, Hong Kong, the United States, and Canada, and the online stores and franchise stores and wholesale partners of the Company are mainly located in Japan, Hong Kong, mainland China, and the United States. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Japan, Hong Kong, mainland China, the United States, and Canada, as well as by the general state of their economy. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in Japan, Hong Kong, mainland China, the United States, and Canada. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Credit risk

As of March 31, 2025 and 2024, $3,329,061 and $1,964,529 of the Company’s cash was on deposit at financial institutions in Japan, respectively, which were insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The Company has not experienced any losses in such accounts.

As of March 31, 2025 and 2024, $1,171,506 and $93,919 of the Company’s cash was on deposit at financial institutions in Hong Kong, respectively, which were insured by the Hong Kong Deposit Protection Board for compensation up to a limit of HK$500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails.

As of March 31, 2025 and 2024, $138,365 and $139,167 of the Company’s cash was on deposit at financial institutions in mainland China, respectively, where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. The Company has not experienced any losses in such accounts.

As of March 31, 2025 and 2024, $710 and $13,137 of the Company’s cash was on deposit at financial institutions in Malaysia, respectively, which were subject to certain protections under the requirement of the deposit insurance system up to a limit of MYR250,000 (approximately $56,000) if the bank with which an individual/a company hold its eligible deposit fails.

As of March 31, 2025 and 2024, $96,843 and $111,301 of the Company’s cash was on deposit at financial institutions in the United States which were insured by the Federal Deposit Insurance Corporation for compensation up to a limit of $250,000 if the bank with which an individual/a company hold its eligible deposit fails.

As of March 31, 2025 and 2024, $29,465 and $29,090 of the Company’s cash was on deposit at financial institutions in Canada, respectively, which were insured by the Canada Deposit Insurance Corporation for compensation up to a limit of CAD100,000 (approximately $70,000) if the bank with which an individual/a company hold its eligible deposit fails.

Accounts receivable are typically unsecured and derived from revenue earned from customers, compensation receivables are typically unsecured and derived from damages the Company claimed from certain suppliers as well as customers, thereby exposed to credit risks. The risk is mitigated by the Company’s assessment of its customers and suppliers’ creditworthiness and its ongoing monitoring of outstanding balances.

Concentrations

For the fiscal years ended March 31, 2025, 2024, and 2023, the majority of the Company’s assets were located in Japan and Hong Kong.

The Company’s revenue was generated by the Company and its subsidiaries, which are located in Japan, Hong Kong, mainland China, the United States, and Canada. Revenue generated from companies in Japan accounted for 70.5%, 77.8%, and 88.2% of the Company’s total revenue for the fiscal years ended March 31, 2025, 2024, and 2023, respectively. Revenue generated from companies in Hong Kong and others accounted for 29.5%, 22.2%, and 11.8% of the Company’s total revenue for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

For the fiscal year ended March 31, 2025, one customer accounted for 13.4% of the Company’s total revenue. For the fiscal year ended March 31, 2024, one customer accounted for 18.8% of the Company’s total revenue. For the fiscal year ended March 31, 2023, one customer accounted for 10.6% of the Company’s total revenue.

As of March 31, 2025, three wholesale customers accounted for 23.7%, 11.3%, and 10.0% of the total accounts receivable balance, respectively. As of March 31, 2024, three wholesale customers accounted for 26.5%, 10.6%, and 10.2% of the total accounts receivable balance, respectively.

For the fiscal year ended March 31, 2025, two suppliers accounted for approximately 28.2% and 18.5% of the Company’s total purchases, respectively. For the fiscal year ended March 31, 2024, two suppliers accounted for approximately 22.5% and 21.2% of the Company’s total purchases, respectively. For the fiscal year ended March 31, 2023, three suppliers accounted for approximately 18.2%, 16.3%, and 12.0% of the Company’s total purchases, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This ASU is effective for fiscal years beginning after December 15, 2024, and is to be adopted on a prospective basis with the option to apply retrospectively. Early adoption is permitted. The Company adopted this guidance effective April 1, 2025, and the Company is assessing the impact of this guidance; however, it is not expected to have a material impact to the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, that requires disclosure of the amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense line item on the income statement. The standard also requires a qualitative description of other amounts included in each relevant expense line item on the income statement that are not separately disclosed. In addition, entities are required to disclose the nature and amount of selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company plans to adopt this guidance effective April 1, 2027 and the Company is evaluating the impact of the adoption of this guidance on its disclosures.

Except for the above-mentioned pronouncement, there are no new recently issued accounting standards that will have material impact on the Company’s consolidated financial position, statements of operations, and cash flows